CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company balance sheets

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
ASSETS
Cash	¥236,146,589	¥16,473,018	$2,266,763
Short-term investments	—	88,091,794	12,121,834
Due from intercompany*	291,525,426	375,736,992	51,703,131
Other current assets	80,036,017	170,158,947	23,414,650
Total Current Assets	607,708,032	650,460,751	89,506,378

Investment in subsidiaries and VIEs	(122,920,490)	(145,408,577)	(20,008,886)
Total Assets	¥484,787,542	¥505,052,174	$69,497,492

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other current liabilities	3,964,912	2,490,668	342,727
Total Current Liabilities	3,964,912	2,490,668	342,727

Warrant liability - non-current	31,615,668	6,969	959
Total Liabilities	¥35,580,580	¥2,497,637	$343,686

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 U.S. dollar par value, 500,000,000 shares authorized; 2,306,295 shares and 7,987,959 shares issued and outstanding as of June 30, 2023 and June 30, 2024, respectively**	26,932	99,634	13,710
Class B ordinary shares, $0.0001 U.S. dollar par value, 80,000,000 shares authorized; 7,100,000 shares and 7,100,000 shares issued and outstanding as of June 30, 2023 and June 30, 2024, respectively**	4,693	4,693	646
Additional paid-in capital**	580,340,061	681,476,717	93,774,317
Accumulated deficit	(166,291,897)	(216,163,156)	(29,745,040)
Accumulated other comprehensive income	35,127,173	37,136,649	5,110,173
Total Shareholders’ Equity	449,206,962	502,554,537	69,153,806

Total Liabilities and Shareholders’ Equity	¥484,787,542	¥505,052,174	$69,497,492
*	Due from intercompany are eliminated upon consolidation.
**	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.

Schedule of parent company statements of operations and comprehensive loss

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Revenue	¥—	¥—	¥—	$—
Cost of revenue	—	—	—	—

Gross profit	—	—	—	—

General and administrative expenses	62,918,622	54,494,219	44,012,602	6,056,336
Provision for credit losses	1,923,382	(4,141,588)	—	—
Loss from operations	(64,842,004)	(50,352,631)	(44,012,602)	(6,056,336)

Fair value changes of warrants liability	174,485,575	6,116,000	(933,995)	(128,522)
Other income	4,105,116	10,108,783	17,386,784	2,392,501

Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(18,161,892)	(25,039,453)	(22,312,339)	(3,070,280)

Net income (loss)	¥95,586,795	¥(59,167,301)	¥(49,872,152)	$(6,862,637)

Foreign currency translation adjustment	9,332,625	23,819,712	2,009,476	276,513
Comprehensive income (loss) attributable to the Company	¥104,919,420	¥(35,347,589)	¥(47,862,676)	$(6,586,124)

Schedule of parent company statements of cash flows

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥95,586,795	¥(59,167,301)	¥(49,872,152)	$(6,862,637)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	(174,485,575)	(6,116,000)	933,995	128,522
Amortization of offering cost of warrants	—	1,483,306	—	—
Provision for doubtful accounts	1,923,382	(4,141,588)	—	—
Restricted shares issued for management and employees	39,263,485	26,191,707	22,427,682	3,086,152
Income (loss) from investment in unconsolidated entity	(15,411)	—	—	—
Accrued interest income from loans to third parties	—	—	(4,058,536)	(558,473)
Accrued interest income from short-term investment	—	—	(885,394)	(121,834)
Restricted shares issued for services	8,935,919	5,805,840	1,070,143	147,257
Equity in earnings of subsidiaries and VIEs	18,161,892	25,039,453	22,312,339	3,070,280
Other current assets	(111,521)	(8,396,555)	3,743,536	515,128
Other current liabilities	(5,090,698)	(3,587,540)	(1,474,244)	(202,864)

Net cash used in operating activities	(15,831,732)	(22,888,678)	(5,802,631)	(798,469)

Cash flows from investing activities:
Repayments from loans to third parties	166,405,032	32,413,311	75,987,831	10,456,274
Payments made for loans to third parties	(137,391,510)	(79,546,761)	(165,837,504)	(22,820,000)
Payments for short-term investments	—	—	(87,206,400)	(12,000,000)
Due from intercompany, VIEs and VIEs’ subsidiaries	(55,569,342)	(86,300,464)	(84,211,565)	(11,587,897)

Net cash used in investing activities	(26,555,820)	(133,433,914)	(261,267,638)	(35,951,623)

Cash flows from financing activities:
Proceeds from warrants issued with common share	—	17,493,069	—	—
Proceeds from sale of common share, net of issuance costs	—	28,174,993	77,711,533	10,693,463
Proceeds from sale of prefunded warrants, net of issuance costs	93,321	3,750,282	—	—
Redemption of warrants	—	—	(32,617,499)	(4,488,317)

Net cash provided by financing activities	93,321	49,418,344	45,094,034	6,205,146

Effect of exchange rate fluctuation on cash	14,016,375	46,211,878	2,302,664	316,857

Net increase (decrease) in cash	(28,277,856)	(60,692,370)	(219,673,571)	(30,228,089)

Cash, beginning of year	325,116,815	296,838,959	236,146,589	32,494,852

Cash, end of year	¥296,838,959	¥236,146,589	¥16,473,018	$2,266,763

Non-cash investing and financing activities
Cancellation of ordinary shares issued to Starry	¥(27,675,450)	¥—	¥—	$—